Related party transactions - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of transactions between related parties [line items]
Dividends from associates and joint ventures	¥ 304,211	¥ 502,793